Domicile and activities	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Domicile and activities
1.
Domicile and activities

Grab Holdings Limited (the “Company” or “GHL”), is a company incorporated in the Cayman Islands. The address of the Company’s registered office is Harbour Place, 2nd Floor, 103 South Church Street, P.O. Box 472, George Town, KYI-1106, Cayman Islands. The principal executive office of the Company is 3 Media Close, #01-03/06, Singapore 138498.

The Company was formed to facilitate the public listing and additional capitalization (referred to collectively as the “Reverse Recapitalization”) of Grab Holdings Inc. (“GHI”) and its subsidiaries (together referred to as “GHI Group”). GHI Group enables access to mobility, delivery, financial services and enterprise offerings in Southeast Asia through its mobile application (the “Grab Platform”).

The Reverse Recapitalization (see Note 12) was effectuated by

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a special purpose acquisition company (“SPAC”) Altimeter Growth Corp (“AGC”), incorporated in the Cayman Islands and listed on the Nasdaq Stock Market (“NASDAQ”); merging on December 1, 2021 with J2 Holdings Inc., incorporated in the Cayman Islands and a direct wholly owned subsidiary of GHL; with J2 Holdings Inc. surviving and remaining as a wholly owned subsidiary of GHL;
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GHI merging on December 1, 2021 with J3 Holdings Inc., incorporated in the Cayman Islands and a direct wholly owned subsidiary of GHL; with GHI surviving and becoming a wholly owned subsidiary of GHL;
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additional capitalization by way of the issuance of GHL shares and warrants to third-party investors on December 1, 2021 pursuant to investment commitments in previously agreed subscription agreements; and
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the Company becoming a publicly traded company on NASDAQ on December 2, 2021.

These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”) and the Group’s interest in equity-accounted investees. As described in Note 12, these consolidated financial statements have been presented as a continuation of the GHI Group.